Summary of Significant Accounting Policies (Investments in Unconsolidated Affiliates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Net difference between investment and underlying equity in unconsolidated affiliates, amortization period (in years)	40 years
Net difference between investment and underlying equity in unconsolidated affiliates	$ 11,674	$ 2,456